Offerings	May 07, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2028
Maximum Aggregate Offering Price	$ 299,790,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,897.85
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $2,000,000,000.00. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2031
Maximum Aggregate Offering Price	$ 699,741,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,130.35
Offering Note	See offering note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 998,920,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,934.65
Offering Note	See offering note 1.